Note 10 - Other Liabilities	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]

10. Other Liabilities

Other liabilities represent a marketing support payment due to a third party and is payable in US dollars once supporting documentation has been provided to the Company. This amount has been long outstanding and was derecognized as at June 30, 2023 as supporting documentation has not been provided to the Company. This amount has been recognized as Other Income in the consolidated condensed statements of comprehensive income/(loss). See note 13 for further details.